Accrued Compensation	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Accrued Compensation
9. Accrued Compensation

Accrued Compensation is comprised of accrued wages, the related payroll taxes, employee benefits of the Company’s employees, including those working on contract assignments, commissions earned and not yet paid and estimated commissions and bonuses payable.

Accrued Compensation is comprised of accrued wages, the related payroll taxes, employee benefits of the Company’s employees, including those working on contract assignments, commissions earned and not yet paid and estimated commissions and bonuses payable.